Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Jan. 31, 2024		Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total	[1]	$ 1,286,386		$ 1,298,687
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	544,248		557,552
Undrawn commitments	[1]	99,179		103,721
Other exposures	[1],[4]	125,987		125,367
Total	[1]	769,414		786,640
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	401,647		403,635
Undrawn commitments	[1],[5]	115,270		108,354
Other exposures	[1],[5]	55		58
Total	[1],[5]	516,972		512,047
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	1,075,046
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	471,617
Undrawn commitments	[1]	91,752
Other exposures	[1],[4]	118,711
Total	[1]	682,080
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	286,620
Undrawn commitments	[1],[5]	106,346
Total	[1],[5]	392,966
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	211,340
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	72,631
Undrawn commitments	[1]	7,427
Other exposures	[1],[4]	7,276
Total	[1]	87,334
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	115,027
Undrawn commitments	[1],[5]	8,924
Other exposures	[1],[5]	55
Total		$ 124,006	[1],[5]	$ 125,000

[1]	After credit risk mitigation and excludes equity securities and other assets.
[2]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[3]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[4]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
[5]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.